Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Warrants	Shareholders' account	Statutory reserves	Accumulated (losses)/retained earnings	Total
Balance at Dec. 31, 2016	$ 1,361,285			$ 57,039,100		$ (414,359)	$ 57,986,026
Statement Line Items [Line Items]
Reverse acquisition re-nomination with exchange ratio 800,000:1	8,000	(8,000)
Elimination of capital stock of BPGIC FZE	(1,361,285)	1,361,285
Net contribution from the shareholders (note 18)				13,382,336			13,382,336
Profit (Loss) for the year						(3,747,408)	(3,747,408)
Balance at Dec. 31, 2017	8,000	1,353,285		70,421,436		(4,161,767)	67,620,954
Statement Line Items [Line Items]
Transfer to statutory reserve					680,643	(680,643)
Net distribution to the shareholders (note 20)				(22,703,673)			(22,703,673)
Profit (Loss) for the year						16,060,652	16,060,652
Balance at Dec. 31, 2018	8,000	1,353,285		47,717,763	680,643	11,218,242	60,977,933
Statement Line Items [Line Items]
Shares issuance in connection with a merger (note 25)	932	114,022,421					114,023,353
Cash election in lieu of shares (note 25)	(128)	(13,599,872)					(13,600,000)
Issuance of warrants in connection with merger (note 25)			16,983,200				16,983,200
Net contribution by the shareholders (note 20)				23,300,052			23,300,052
Profit (Loss) for the year						(76,558,663)	(76,558,663)
Balance at Dec. 31, 2019	$ 8,804	$ 101,775,834	$ 16,983,200	$ 71,017,815	$ 680,643	$ (65,340,421)	$ 125,125,875